UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1.  Schedule of Investments

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments – As of September 30, 2016 (Unaudited)

Shares	Value

EQUITY INTERESTS - 96.9%

AUTOMOBILES & COMPONENTS - 1.4%
Gentex Corp.	30,480	$535,229

BANKS - 4.5%
Commerce Bancshares, Inc.	4,821	$237,483
East West Bancorp, Inc.	9,975	366,182
Fulton Financial Corp.	50,300	730,356
Signature Bank*	3,285	389,108
		$1,723,129

CAPITAL GOODS - 11.0%
AECOM*	26,575	$790,075
AO Smith Corp.	6,565	648,556
B/E Aerospace, Inc.	8,240	425,679
Carlisle Cos., Inc.	7,000	717,990
Huntington Ingalls Industries, Inc.	6,565	1,007,202
Orbital ATK, Inc.	3,270	249,272
Triumph Group, Inc.	12,760	355,749
		$4,194,523

COMMERCIAL & PROFESSIONAL SERVICES - 7.4%
Deluxe Corp.	15,240	$1,018,337
ManpowerGroup, Inc.	11,165	806,783
RR Donnelley & Sons Co.	64,550	1,014,726
		$2,839,846

CONSUMER DURABLES & APPAREL - 3.5%
Brunswick Corp.	4,125	$201,217
CalAtlantic Group, Inc.	7,620	254,813
Hanesbrands, Inc.	22,675	572,544
TRI Pointe Group, Inc.*	23,790	313,552
		$1,342,126

CONSUMER SERVICES - 3.3%
Brinker International, Inc.	15,610	$787,212
Jack in the Box, Inc.	1,920	184,205
Service Corp. International	5,685	150,880
Sotheby's	3,685	140,104
		$1,262,401

DIVERSIFIED FINANCIALS - 6.0%
FactSet Research Systems, Inc.	1,375	$222,887
Federated Investors, Inc. - Class B	13,135	389,190
MSCI, Inc.	10,965	920,402
Raymond James Financial, Inc.	6,255	364,104
SEI Investments Co.	8,485	387,001
		$2,283,584

ENERGY - 1.6%
QEP Resources, Inc.	30,170	$589,220

FOOD, BEVERAGE & TOBACCO - 3.1%
Dean Foods Co.	10,710	$175,644
Ingredion, Inc.	6,690	890,171
TreeHouse Foods, Inc.*	1,525	132,965
		$1,198,780

	Shares	Value
HEALTH CARE EQUIPMENT & SERVICES - 6.1%
Amsurg Corp.*	5,020	$336,591
Centene Corp.*	9,085	608,332
MEDNAX, Inc.*	5,635	373,319
Molina Healthcare, Inc.*	3,715	216,659
ResMed, Inc.	3,060	198,257
VCA, Inc.*	8,720	610,225
		$2,343,383

INSURANCE - 7.4%
American Financial Group, Inc.	6,900	$517,500
Arthur J. Gallagher & Co.	4,185	212,891
Everest Re Group, Ltd.	2,230	423,633
Reinsurance Group of America, Inc.	4,645	501,381
Willis Towers Watson PLC	4,150	550,996
WR Berkley Corp.	10,407	601,108
		$2,807,509

MATERIALS - 9.6%
Albemarle Corp.	3,405	$291,094
Cabot Corp.	5,575	292,186
Ingevity Corp.*	9,913	456,989
Minerals Technologies, Inc.	4,090	289,122
Packaging Corp. of America	15,485	1,258,311
Sonoco Products Co.	3,935	207,886
WestRock Co.	17,530	849,854
		$3,645,442

PHARMACEUTICALS & BIOTECHNOLOGY - 1.9%
Charles River Laboratories International, Inc.*	7,560	$630,050
Prestige Brands Holdings, Inc.*	2,060	99,436
		$729,486

REAL ESTATE - 7.2%
Communications Sales & Leasing, Inc. REIT	17,320	$544,021
Duke Realty Corp. REIT	17,905	489,344
First Industrial Realty Trust, Inc. REIT	3,600	101,592
Jones Lang LaSalle, Inc.	7,240	823,839
Medical Properties Trust, Inc. REIT	54,145	799,722
		$2,758,518

RETAILING - 1.4%
Big Lots, Inc.	4,000	$191,000
LKQ Corp.*	10,035	355,841
		$546,841

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Integrated Device Technology, Inc.*	11,335	$261,838
Synaptics, Inc.*	5,020	294,072
		$555,910

SOFTWARE & SERVICES - 13.3%
Alliance Data Systems Corp.*	2,195	$470,893
Broadridge Financial Solutions, Inc.	8,920	604,687
Cadence Design Systems, Inc.*	46,710	1,192,506
Convergys Corp.	9,600	292,032
Fortinet, Inc.*	13,380	494,123
Global Payments, Inc.	5,265	404,141

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments – As of September 30, 2016 (Unaudited)

	Shares	Value
j2 Global, Inc.	2,255	$150,206
Leidos Holdings, Inc.	9,535	412,675
Manhattan Associates, Inc.*	6,875	396,138
PTC, Inc.*	14,680	650,471
		$5,067,872

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
ARRIS International PLC*	15,985	$452,855
Arrow Electronics, Inc.*	6,675	427,000
		$879,855

UTILITIES - 4.4%
Great Plains Energy, Inc.	12,575	$343,172
UGI Corp.	29,547	1,336,706
		$1,679,878

TOTAL EQUITY INTERESTS - 96.9% (identified cost, $29,501,201)	$36,983,532

INVESTMENT COMPANIES - 3.3%
Real Estate Select Sector SPDR Fund	38,005	$1,245,424

TOTAL INVESTMENT COMPANIES - 3.3% (identified cost, $1,286,849)	$1,245,424

TOTAL INVESTMENTS — 100.2% (identified cost, $30,788,050)	$38,228,956

LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.2)%	(58,185)

NET ASSETS — 100.0%	$38,170,771

PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of September 30, 2016 (Unaudited)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,926,471
Gross Unrealized Depreciation	(485,565)
Net Unrealized Appreciation	$7,440,906

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$36,983,532	$-	$-	$36,983,532
Investment Companies	1,245,424			1,245,424
Total Investments	$38,228,956	$-	$-	$38,228,956

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC) Portfolio of Investments – As of September 30, 2016 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.5%

BANKS - 10.2%
Bank of America Corp.	7,435	$116,358
Citigroup, Inc.	3,570	168,611
JPMorgan Chase & Co.	4,200	279,678
U.S. Bancorp	6,390	274,067
Wells Fargo & Co.	8,925	395,199
		$1,233,913

CAPITAL GOODS - 9.3%
AO Smith Corp.	1,315	$129,909
Boeing Co. (The)	2,015	265,456
Huntington Ingalls Industries, Inc.	875	134,242
Lockheed Martin Corp.	1,490	357,183
Northrop Grumman Corp.	1,140	243,903
		$1,130,693

DIVERSIFIED FINANCIALS - 5.1%
Ameriprise Financial, Inc.	875	$87,299
Discover Financial Services	4,815	272,288
Nasdaq, Inc.	3,765	254,288
		$613,875

ENERGY - 5.6%
Anadarko Petroleum Corp.	4,025	$255,024
Exxon Mobil Corp.	2,550	222,564
Schlumberger, Ltd.	2,530	198,959
		$676,547

FOOD & STAPLES RETAILING - 4.0%
CVS Health Corp.	3,940	$350,620
Walgreens Boots Alliance, Inc.	1,585	127,783
		$478,403

FOOD, BEVERAGE & TOBACCO - 6.0%
Altria Group, Inc.	5,075	$320,892
Constellation Brands, Inc. - Class A	690	114,878
Philip Morris International, Inc.	2,970	288,744
		$724,514

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
Aetna, Inc.	1,575	$181,834
Anthem, Inc.	2,185	273,802
Centene Corp.*	1,840	123,206
UnitedHealth Group, Inc.	1,750	245,000
		$823,842

INSURANCE - 5.5%
MetLife, Inc.	4,725	$209,932
Progressive Corp. (The)	11,200	352,800
WR Berkley Corp.	1,840	106,278
		$669,010

MATERIALS - 1.6%
Dow Chemical Co. (The)	3,765	$195,140

MEDIA - 5.0%
Comcast Corp. - Class A	9,100	$603,694

Shares	Value

PHARMACEUTICALS & BIOTECHNOLOGY - 7.1%
AbbVie, Inc.	2,800	$176,596
Amgen, Inc.	1,400	233,534
Gilead Sciences, Inc.	4,115	325,579
Pfizer, Inc.	3,675	124,472
		$860,181

RETAILING - 6.1%
Amazon.com, Inc.*	330	$276,312
Dollar General Corp.	1,215	85,038
Home Depot, Inc. (The)	1,905	245,136
Priceline Group, Inc. (The)*	90	132,434
		$738,920

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.2%
Intel Corp.	7,090	$267,648

SOFTWARE & SERVICES - 16.3%
Activision Blizzard, Inc.	2,890	$128,027
Alphabet, Inc. - Class C*	245	190,436
Facebook, Inc.- Class A*	1,490	191,122
International Business Machines Corp.	2,015	320,083
MasterCard, Inc. - Class A	3,150	320,576
Microsoft Corp.	7,700	443,520
Oracle Corp.	9,540	374,731
		$1,968,495

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
Apple, Inc.	4,550	$514,378

TELECOMMUNICATION SERVICES - 2.2%
AT&T, Inc.	4,650	$188,836
Verizon Communications, Inc.	1,575	81,869
		$270,705

UTILITIES - 2.3%
NextEra Energy, Inc.	2,275	$278,278

TOTAL EQUITY INTERESTS - 99.5% (identified cost, $11,587,295)	$12,048,236

SHORT-TERM INVESTMENTS - 0.4%
Fidelity Government Money Market Fund, 0.27% (1)	48,343	$48,343

TOTAL SHORT-TERM INVESTMENTS - 0.4% (identified cost, $48,343)	$48,343

TOTAL INVESTMENTS — 99.9% (identified cost, $11,635,638)	$12,096,579

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	14,831

NET ASSETS — 100.0%	$12,111,410

*      Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2016.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of September 30, 2016 (Unaudited)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$893,555
Gross Unrealized Depreciation	(432,614)
Net Unrealized Appreciation	$460,941

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Description
Equity Interests	$12,048,236			$12,048,236
Short-Term Investments	-	48,343	-	48,343
Total Investments	$12,048,236	$48,343	$-	$12,096,579

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments – As of September 30, 2016 (Unaudited)

Shares	Value

EQUITY INTERESTS - 96.5%

AUSTRALIA - 3.3%
Australia & New Zealand Banking Group, Ltd.	7,287	$153,387
BHP Billiton, Ltd.	10,000	162,956
CIMIC Group, Ltd.	5,995	130,621
CSL, Ltd.	1,614	133,866
		$580,830

CANADA - 12.0%
Alimentation Couche-Tard, Inc. - Class B	10,157	$485,632
Barrick Gold Corp.	2,243	39,740
Canadian Tire Corp., Ltd. - Class A	1,583	156,308
CCL Industries, Inc. - Class B	413	79,492
CGI Group, Inc. - Class A*	6,384	303,125
Enbridge, Inc.	2,019	87,829
Magna International, Inc.	4,490	184,665
Manulife Financial Corp.	17,928	247,756
Metro, Inc.	5,682	185,467
Toronto-Dominion Bank (The)	7,145	313,018
Yamana Gold, Inc.	8,526	37,461
		$2,120,493

DENMARK - 2.2%
AP Moeller - Maersk A/S - Class B	114	$163,990
Novo Nordisk A/S - Class B	2,877	124,760
Pandora A/S	881	107,630
		$396,380

FINLAND - 1.0%
Sampo OYJ - Class A	4,106	$183,348

FRANCE - 9.1%
Airbus Group SE	4,271	$250,877
AXA SA	6,369	133,328
BNP Paribas SA	5,670	288,223
Thales SA	957	85,851
TOTAL SA	7,618	347,813
Veolia Environnement SA	7,631	174,075
Vinci SA	954	72,261
Vivendi SA	13,370	265,210
		$1,617,638

GERMANY - 12.5%
Allianz SE	913	$133,895
BASF SE	5,480	446,168
Bayer AG	745	74,106
Bayerische Motoren Werke AG	1,330	109,204
Continental AG	531	110,745
Daimler AG	1,401	96,892
Evonik Industries AG	4,121	138,576
Hannover Rueck SE	2,126	225,879
Merck KGaA	1,025	109,930
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	2,140	394,923
Siemens AG	1,730	200,598
Volkswagen AG	1,214	170,936
		$2,211,852

Shares	Value

HONG KONG - 2.4%
BOC Hong Kong Holdings, Ltd.	53,000	$178,318
CK Hutchison Holdings, Ltd.	12,000	153,097
Henderson Land Development Co., Ltd.	8,200	49,281
Link REIT	6,500	47,996
		$428,692

IRELAND - 1.5%
Ryanair Holdings PLC*	11,094	$155,404
Ryanair Holdings PLC, ADR*	1,585	118,596
		$274,000

ISRAEL - 1.3%
Teva Pharmaceutical Industries, Ltd., ADR	4,839	$234,572

JAPAN - 19.1%
Asahi Kasei Corp.	25,000	$201,354
Central Japan Railway Co.	841	145,017
Daito Trust Construction Co., Ltd.	400	64,623
Daiwa House Industry Co., Ltd.	12,426	339,520
Fuji Heavy Industries, Ltd.	4,000	151,947
Hitachi High-Technologies Corp.	1,500	57,914
Hoya Corp.	2,219	88,900
ITOCHU Corp.	28,800	359,500
Japan Tobacco, Inc.	1,700	68,477
KDDI Corp.	16,200	502,784
Kose Corp.	500	50,969
Mitsubishi Corp.	6,000	130,007
Mitsubishi Electric Corp.	5,000	63,130
Nippon Telegraph & Telephone Corp.	7,300	340,819
Nissan Motor Co., Ltd.	6,600	65,354
Nomura Real Estate Holdings, Inc.	4,700	78,302
ORIX Corp.	12,861	187,879
Sekisui Chemical Co., Ltd.	6,000	87,027
Shimadzu Corp.	7,000	105,269
Toyota Motor Corp.	5,200	301,901
		$3,390,693

NETHERLANDS - 3.8%
ASML Holding NV	518	$56,156
Boskalis Westminster	5,211	179,178
ING Groep NV	14,472	175,628
Koninklijke Ahold Delhaize NV	1,924	44,018
Koninklijke Philips NV	2,434	72,083
Royal Dutch Shell PLC, Class A	6,099	142,419
		$669,482

SOUTH AFRICA - 0.6%
Foschini Group, Ltd. (The)	10,000	$104,490

SPAIN - 4.2%
Enagas SA	4,165	$122,836
Gas Natural SDG SA	8,645	173,796
Iberdrola SA	31,926	214,358
Red Electrica Corp. SA	10,571	225,945
		$736,935

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of September 30, 2016 (Unaudited)

Shares	Value

SWEDEN - 0.6%
Nordea Bank AB	11,597	$111,966

SWITZERLAND - 11.8%
ABB, Ltd.	5,042	$112,892
Actelion, Ltd.*	4,196	729,526
Nestle SA	9,394	740,687
Novartis AG	3,210	258,026
Swiss Re AG	2,677	239,837
		$2,080,968

UNITED KINGDOM - 11.1%
3i Group PLC	21,952	$181,847
Aviva PLC	23,422	133,802
BHP Billiton PLC	10,000	141,879
BP PLC	39,048	218,296
British American Tobacco PLC	3,395	217,063
easyJet PLC	6,613	88,180
Rio Tinto PLC	2,000	65,326
Royal Dutch Shell PLC - Class B	7,901	193,695
Schroders PLC	4,933	170,538
Shire PLC	3,960	261,612
WPP PLC	12,168	286,262
		$1,958,500

TOTAL EQUITY INTERESTS - 96.5% (identified cost, $13,816,220)	$17,100,839

SHORT-TERM INVESTMENTS - 2.0%
Fidelity Government Money Market Fund, 0.27% (1)	346,032	$346,032

TOTAL SHORT-TERM INVESTMENTS - 2.0% (identified cost, $346,032)	$346,032

TOTAL INVESTMENTS — 98.5% (identified cost, $14,162,252)	$17,446,871

OTHER ASSETS, IN EXCESS OF LIABILITIES — 1.5%	267,367

NET ASSETS — 100.0%	$17,714,238

ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2016.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of September 30, 2016 (Unaudited)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,891,895
Gross Unrealized Depreciation	(607,276)
Net Unrealized Appreciation	$3,284,619

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

Quoted Assets in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$-	$17,100,839	$-	$17,100,839
Short-Term Investments	-	346,032	-	346,032
Total Assets	$-	$17,446,871	$-	$17,446,871

The Level 2 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers.  There were no tranfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 1.  Schedule of Investments.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund)

By: /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date: November 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date: November 8, 2016

By: /s/ Michael J. Mckeen
Michael J. McKeen
Treasurer; Principal Financial Officer

Date: November 8, 2016